Summary of Significant Accounting Policies - Schedule of Derivative Liabilities Measured at Fair Value (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Balance at beginning of year	$ 726,871	$ 1,333,021	$ 986,700
Change in derivative liabilities	(23,270)	(1,212,300)	607,058
Net change in fair value included in net loss	11,635	606,150	(260,737)
Ending balance	$ 715,236	$ 726,871	$ 1,333,021